Restatement of Previously Issued Financial Statements - Schedule Of Condensed Balance Sheet (Parenthetical) (Detail) - Ordinary shares Class A - $ / shares	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Feb. 13, 2020	Dec. 31, 2019
Common shares, par value	$ 0.0001			$ 0.0001					$ 0.0001
As Reported
Common shares, par value		$ 0.0001	$ 0.0001	0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Adjustment
Common shares, par value		0.0001	0.0001	0.0001	0.0001	0.0001	0.0001	0.0001
As Restated
Common shares, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001